5. DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2017
Discontinued Operations
DISCONTINUED OPERATIONS

Discontinued operation – Africa Mining Division

On June 10, 2016, the Company completed a transaction with GoviEx Uranium Inc. (“GoviEx”) to sell its mining assets and operations located in Africa (the “Africa Mining Division”). The primary assets of the African Mining Division at that time were the mineral property rights for the Falea, Mutanga and Dome projects.

Under the terms of the transaction, GoviEx acquired Denison’s wholly owned subsidiary, Rockgate Capital Corp, which held all of the assets of the African Mining Division, in exchange for 56,050,450 common shares (the “Consideration Shares”) of GoviEx plus 22,420,180 share purchase warrants (the “Consideration Warrants”). Each Consideration Warrant is convertible into one common share of GoviEx for a period of three years at a price of $0.15 per share. The Consideration Warrants include an acceleration clause based on GoviEx’s share price, which, if triggered, give the holders 30 days within which to exercise the Consideration Warrants under the terms outlined above. If the holders do not exercise within that period, the exercise price of the Consideration Warrants increases to $0.18 per share and the term is reduced by six months.

At closing, Denison ensured that the Africa Mining Division was capitalized with a minimum working capital of $700,000 and it provided the lead order, representing approximately 22.7% of the total financing, in a concurrent equity financing by GoviEx done in conjunction with the transaction. Under the concurrent equity financing by GoviEx, Denison acquired an additional 9,093,571 units of GoviEx for $500,000. Each unit consists of one common share (“Concurrent Share”) and one common share purchase warrant (“Concurrent Warrant”). Each Concurrent Warrant is convertible into one common share of GoviEx for a period of three years at a price of $0.12 per share until June 10, 2018 and $0.14 per share thereafter. The Concurrent Warrants include an acceleration clause based on GoviEx’s share price, which, if triggered, give the holders 60 days within which to exercise the Concurrent Warrants under the terms outlined above. If the holders do not exercise within that period, the Concurrent Warrants will expire unexercised.

Immediately after the completion of the transaction and concurrent equity financing, Denison had 65,144,021 of the outstanding shares of GoviEx (which equated to approximately 24.59% of GoviEx’s issued and outstanding shares at June 10, 2016) and was entitled to appoint one director to the GoviEx board so long as its share interest in GoviEx remains at 5% or higher. As at December 31, 2017, Denison’s share interest has been diluted to approximately 18.72% due to various share issuances by GoviEx subsequent to closing in which Denison did not participate (see note 10).

Denison has reported the value attributed to the Consideration Warrants and the Concurrent Warrants as a component of “Investments” (see note 9) while the value attributed to the Consideration Shares and the Concurrent Shares is reported within “Investment in Associates” (see note 10). Denison is accounting for its share investment in GoviEx using the equity method.

The details of the net assets of the African Mining Division sold to GoviEx on June 10, 2016 are as follows:

(in thousands, except share amounts)	2017	2016

Consideration received at fair value:
Fair value of 56,050,450 GoviEx Consideration Shares received	$-	$3,954
Fair value of 22,420,180 GoviEx Consideration Warrants received	-	1,162
Transaction costs	(81)	(170)
Consideration received at fair value	$(81)	$4,946

Net assets disposed of at carrying value:
Cash and cash equivalents	$-	$(660)
Prepaid and other current assets	-	(109)
Property, plant and equipment
Plant and equipment	-	(258)
Mineral properties-Mali, Namibia and Zambia	-	(3,427)
Total assets	$-	(4,454)

Accounts payable and accrued liabilities	-	43
Net assets disposed of at carrying value	$-	$(4,411)

Cumulative foreign currency loss translation adjustment realized in income	-	(637)

Loss on disposal of Africa Mining Division	$(81)	$(102)

The fair value of the GoviEx Consideration Shares received was determined using GoviEx’s closing share price on June 10, 2016 of CAD$0.09 per share converted to USD using the June 10, 2016 foreign exchange rate of 0.7839.

The fair value of the GoviEx Consideration Warrants received totaled $1,162,000 or $0.0518 per warrant. The fair value was determined using the Black-Scholes option pricing model with the following assumptions: risk-free rate of 0.50%, expected stock price volatility of 151.97%, expected life of 3.0 years and expected dividend yield of nil%. No fair value adjustment has been made for the acceleration clause included in the Consideration Warrants.

The 2017 loss on disposal of $81,000 consists of additional transaction costs incurred by the Company for professional fees related to the GoviEx transaction. The 2016 loss on disposal of $102,000 includes $637,000 of cumulative foreign currency losses recognized as translational foreign exchange losses in the period of disposal.

The consolidated statement of income (loss) for the Africa Mining Division discontinued operation for 2017 and 2016 is as follows:

(in thousands)	2017	2016

Expenses
Operating expenses	$-	$(64)
Exploration and evaluation	-	(74)
General and administrative	-	(280)
Foreign exchange
Transactional	-	(5,154)
Other income (expense)
Gains on disposal of plant and equipment	-	49
Other	-	(19)
Loss before taxes	-	(5,542)
Income tax recovery (expense)	-	-
Net loss for the period	-	(5,542)
Loss on disposal	(81)	(102)
Loss from discontinued operations	$(81)	$(5,644)

Cash flows for the Africa Mining Division discontinued operation for 2017 and 2016 is as follows:

(in thousands)	2017	2016

Cash inflow (outflow):
Operating activities	$-	$(442)
Investing activities	(81)	(854)
Net cash outflow for the period	$(81)	$(1,296)

Discontinued operation - Mongolia Mining Division

On November 30, 2015, the Company completed its transaction with Uranium Industry a.s (“Uranium Industry”) to sell all of its mining assets and operations located in Mongolia (the “Mongolia Mining Division”) pursuant to an amended and restated share purchase agreement entered into on November 25, 2015 (the “GSJV Agreement”). The primary assets of the Mongolia Mining Division at that time were the exploration licenses for the Hairhan, Haraat, Gurvan Saihan and Ulzit projects.

As consideration for the sale per the GSJV Agreement, the Company received cash consideration of $1,250,000 prior to closing and the rights to receive additional contingent consideration of $12,000,000. The contingent consideration is payable as follows:

•	$5,000,000 (the “First Contingent Payment”) within 60 days of the issuance of a mining license for an area covered by any of the exploration licenses in the Mongolia Mining Division (the “First Project”);
•	$5,000,000 (the “Second Contingent Payment”) within 60 days of the issuance of a mining license for an area covered by any of the other exploration licenses held by the Mongolia Mining Division (the “Second Project”);
•	$1,000,000 (the “Third Contingent Payment”) within 365 days following the production of an aggregate of 1,000 pounds U3O8 from the operation of the First Project; and
•	$1,000,000 (the “Fourth Contingent Payment”) within 365 days following the production of an aggregate of 1,000 pounds U3O8 from the operation of the Second Project.

On September 20, 2016, the Mineral Resources Authority of Mongolia (“MRAM”) formally issued mining license certificates for all four projects triggering the First Contingent Payment and the Second Contingent Payment (collectively, the “Mining License Receivable”). The original due date for payment of the Mining License Receivable by Uranium Industry was November 16, 2016.

Pursuant to a subsequent extension agreement between Uranium Industry and the Company, the payment due date of the Mining License Receivable was extended from November 16, 2016 to July 16, 2017 (the “Extension Agreement”). As consideration for the extension, Uranium Industry agreed to pay interest on the Mining License Receivable amount at a rate of 5% per year, payable monthly up to July 16, 2017 and they also agreed to pay a $100,000 instalment amount towards the balance of the Mining License Receivable amount. The first payment under the Extension Agreement was due on or before January 31, 2017. The required payments were not made and Uranium Industry is now in default of both the GSJV Agreement and the Extension Agreement.

On February 24, 2017, the Company served notice to Uranium Industry that it was in default of its obligations under the GSJV Agreement and the Extension Agreement and that the Mining License Receivable and all interest payable thereon are immediately due and payable. On December 12, 2017, the Company filed a Request for Arbitration between the Company and Uranium Industry under the Arbitration Rules of the London Court of International Arbitration (see note 28).

In the third quarter of 2016, Denison recognized the $10,000,000 Mining License Receivable and subsequently impaired it to $nil in the fourth quarter of 2016 in light of the uncertainty regarding collectability. The recognition and subsequent impairment of the Mining License Receivable has been included within the net gain on sale for the Mongolia Mining Division presented within discontinued operations as the adjustments directly relate to the anticipated proceeds realized to date on the sale of the Mongolia Mining Division to Uranium Industry. Accordingly, any subsequent payments realized on the impaired receivable will be recognized within discontinued operations. The production related contingent consideration amounts continue to be fair valued at $nil and will be re-measured at each subsequent reporting date and will also be recognized within discontinued operations should any amounts be received in the future.